Stock-Based Compensation (Details) - Schedule of Share-Based Payments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Payments [Abstract]
Compensation and benefits	$ 373,333
Communication and technology	225,000	225,000
Marketing	206,250	206,250
Professional fees	243,750	243,750
General and administrative	243,750	243,750
Total	$ 1,292,083	$ 918,750